Disclosure of Fair Value of Financial Instruments - Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	Sep. 30, 2017	Mar. 31, 2017
Assets:
Total assets	$ 51,215	$ 67,825
Money Market Funds [Member]
Assets:
Total assets	5,040	7,478
U.S. Treasury Securities [Member]
Assets:
Total assets		3,506
Non-U.S. Government Securities [Member]
Assets:
Total assets	9,475	14,494
Corporate Securities [Member]
Assets:
Total assets	36,700	42,347
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Assets:
Total assets	5,040	7,478
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member] | Money Market Funds [Member]
Assets:
Total assets	5,040	7,478
Significant Other Observable Inputs (Level 2 Inputs) [Member]
Assets:
Total assets	46,175	60,347
Significant Other Observable Inputs (Level 2 Inputs) [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets		3,506
Significant Other Observable Inputs (Level 2 Inputs) [Member] | Non-U.S. Government Securities [Member]
Assets:
Total assets	9,475	14,494
Significant Other Observable Inputs (Level 2 Inputs) [Member] | Corporate Securities [Member]
Assets:
Total assets	$ 36,700	$ 42,347